                          PRUCO LIFE INSURANCE COMPANY
                        STRATEGIC PARTNERS(SM) FLEXELITE

                        SUPPLEMENT, DATED MARCH 16, 2004
                                       TO
                         PROSPECTUS, DATED MAY 1, 2003

As an additional section within the Appendix to this prospectus, we add the following hypothetical illustration.

   APPENDIX B

HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

      We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

      To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2002 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table), the arithmetic average fund fees were equal to 1.63% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

      The hypothetical gross rates of return of 0% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of -2.85% and 6.87%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

      An 'N/A' in these columns indicates that the benefit cannot be exercised in that year.

      A '0' in these columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

      The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

      Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS FLEXELITE
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS

MALE, ISSUE AGE 60
BENEFITS:
    GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT EARNINGS APPRECIATOR BENEFIT
    GUARANTEED MINIMUM INCOME BENEFIT
    INCOME APPRECIATOR BENEFIT
    NO CREDIT ELECTION

10% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61       105,403      99,103    105,403       2,161        107,564           N/A          N/A       105,000
2         62       111,100     104,800    111,100       4,440        115,540           N/A          N/A       110,250
3         63       117,106     117,106    117,106       6,843        123,949           N/A          N/A       115,763
4         64       123,440     123,440    123,440       9,376        132,816           N/A          N/A       121,551
5         65       130,119     130,119    130,119      12,048        142,167           N/A          N/A       127,628
6         66       137,162     137,162    137,162      14,865        152,027           N/A          N/A       134,010
7         67       144,589     144,589    144,589      17,836        162,425         6,688      151,277       140,710
8         68       152,421     152,421    152,421      20,968        173,389         7,863      160,284       147,746
9         69       160,680     160,680    160,680      24,272        184,952         9,102      169,782       155,133
10        70       169,389     169,389    169,389      27,756        197,145        13,878      183,267       162,889
15        75       220,634     220,634    220,634      48,254        268,888        30,158      250,792       200,000
20        80       288,453     288,453    288,453      75,381        363,834        47,113      335,566       200,000
25        85       378,847     378,847    378,847     111,539        490,386        69,712      448,559       200,000
30        90       499,333     499,333    499,333     120,000        619,333        99,833      599,166       200,000
35        95       659,928     659,928    659,928     120,000        779,928       139,982      799,910       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,671              9,243
8           8,316             10,036
9           9,018             10,898
10         10,519             12,066
15         15,688             18,815
20         18,818             27,936
25         23,416             42,021
30         28,454             60,521
35         34,994             86,213
-------------------------------------------------------------

0% ASSUMED RATE OF RETURN
--------------------------------------------------------------------------------

            PROJECTED VALUE                         DEATH BENEFIT(S)                       LIVING BENEFIT(S)
---------------------------------------   -------------------------------------   ------------------------------------
                                                                EAB                         IAB                GMIB
                                                    ---------------------------   ------------------------   ---------

                                           DEATH     EARNINGS      TOTAL DEATH                   AMOUNT        GMIB
       ANNUITANT   CONTRACT   SURRENDER   BENEFIT   APPRECIATOR   BENEFIT VALUE               AVAILABLE TO   PROTECTED
YEAR      AGE       VALUE       VALUE      VALUE      BENEFIT        AND EAB      IAB VALUE    ANNUITIZE       VALUE
----------------------------------------------------------------------------------------------------------------------
1         61        95,724      89,424    105,000        0           105,000          N/A           N/A       105,000
2         62        91,581      85,281    110,250        0           110,250          N/A           N/A       110,250
3         63        87,566      87,566    115,763        0           115,763          N/A           N/A       115,763
4         64        83,671      83,671    121,551        0           121,551          N/A           N/A       121,551
5         65        79,891      79,891    127,628        0           127,628          N/A           N/A       127,628
6         66        76,220      76,220    134,010        0           134,010          N/A           N/A       134,010
7         67        72,653      72,653    140,710        0           140,710            0        72,653       140,710
8         68        69,184      69,184    147,746        0           147,746            0        69,184       147,746
9         69        65,808      65,808    155,133        0           155,133            0        65,808       155,133
10        70        62,519      62,519    162,889        0           162,889            0        62,519       162,889
15        75        47,231      47,231    207,893        0           207,893            0        47,231       200,000
20        80        34,215      34,215    265,330        0           265,330            0        34,215       200,000
25        85        23,443      23,443    265,330        0           265,330            0        23,443       200,000
30        90        14,527      14,527    265,330        0           265,330            0        14,527       200,000
35        95         7,149       7,149    265,330        0           265,330            0         7,149       200,000
----------------------------------------------------------------------------------------------------------------------

               LIVING BENEFIT(S)
----  ------------------------------------
                      GMIB
      ------------------------------------
           GMIB         PROJECTED CONTRACT
        GUARANTEED        ANNUAL ANNUITY
       ANNUAL PAYOUT    PAYOUT FOR SINGLE
      FOR SINGLE LIFE      LIFE ANNUITY
       WITH 10 YEAR        WITH 10 YEAR
YEAR  PERIOD CERTAIN      PERIOD CERTAIN
----  ------------------------------------
1             N/A                N/A
2             N/A                N/A
3             N/A                N/A
4             N/A                N/A
5             N/A                N/A
6             N/A                N/A
7           7,323              4,439
8           7,896              4,332
9           8,518              4,224
10          9,694              4,116
15         13,632              3,543
20         15,230              2,848
25         17,364              2,196
30         18,980              1,467
35         20,586                770
---------------------------------------------------------------------------------

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                            EXPLANATION OF HEADINGS

CONTRACT VALUE -- The projected total value of the annuity at the beginning of the period indicated, after all fees other than withdrawal charges have been deducted.

SURRENDER VALUE -- The projected cash value of the annuity after any applicable fees and withdrawal charges payable on surrender.

DEATH BENEFIT VALUE -- Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the "step-up") on any contract anniversary up to the later of age 80 or the fifth contract anniversary (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner and/or joint owner. See the prospectus for more complete information.

EARNINGS APPRECIATOR BENEFIT (EAB) -- A supplemental death benefit based on 40% of earnings if issue age is 0-70; 25% for age 71-75; 15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage. See prospectus for more complete information.

TOTAL DEATH BENEFIT VALUE AND EAB -- The sum of the Death Benefit Value and the Earnings Appreciation Benefit.

IAB VALUE -- Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

AMOUNT AVAILABLE TO ANNUITIZE -- The contract value plus the IAB value. See prospectus for more complete information.

GMIB PROTECTED VALUE -- Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB GUARANTEED ANNUAL PAYOUT FOR SINGLE LIFE WITH 10-YEAR PERIOD CERTAIN -- The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See the prospectus for more complete information.

PROJECTED CONTRACT ANNUAL ANNUITY PAYOUT FOR SINGLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN -- The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract ("Guaranteed Minimum Payout Rates").

If the GMIB benefit is elected, the greater of the following would be paid at annuitization:

    (1) The GMIB Guaranteed Payout, or

    (2) The annuity payout available under the contract that is calculated based on the actual contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.